Employee Benefit Plans	12 Months Ended
Dec. 31, 2020
Employee Benefit Plans
Employee Benefit Plans

10. Employee Benefit Plans

The Company has a 401(k) plan for the benefit of all U.S. employees who meet certain eligibility requirements. This plan covers substantially all of the Company’s full-time U.S. employees. The Company’s contributions costs are at the Company’s discretion and were $1.2 million, $0.7 million and $0.5 million for the years ended December 31, 2020, 2019 and 2018 respectively.